Segment Information - Summary of Select Operating Results for Each Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue
Revenues	$ 611.6	$ 478.2	$ 440.1
Segment Income from Operations
Income from Operations	11.2	23.0	28.8
Operating Segments
Revenue
Revenues	611.6	478.2	440.1
Segment Income from Operations
Income from Operations	11.2	23.0	28.8
Capital Expenditures
Capital Expenditures	26.4	21.9	19.2
Depreciation and Amortization
Depreciation and Amortization	83.6	68.4	69.5
Operating Segments | Medical Segment
Revenue
Revenues	155.7	62.6	42.9
Segment Income from Operations
Income from Operations	6.0	13.9	10.2
Capital Expenditures
Capital Expenditures	14.2	10.1	8.0
Depreciation and Amortization
Depreciation and Amortization	33.3	15.8	15.4
Operating Segments | Industrial Segment
Revenue
Revenues	455.9	415.6	397.2
Segment Income from Operations
Income from Operations	81.5	59.6	55.0
Capital Expenditures
Capital Expenditures	12.2	11.4	10.4
Depreciation and Amortization
Depreciation and Amortization	49.7	52.2	53.7
Operating Segments | Corporate Segment
Segment Income from Operations
Income from Operations	87.5	73.5	65.2
Capital Expenditures
Capital Expenditures	26.4	21.5	18.4
Depreciation and Amortization
Depreciation and Amortization	83.0	68.0	69.1
Operating Segments | Corporate and Other
Segment Income from Operations
Income from Operations	(76.3)	(50.5)	(36.4)
Capital Expenditures
Capital Expenditures	0.0	0.4	0.8
Depreciation and Amortization
Depreciation and Amortization	$ 0.6	$ 0.4	$ 0.4